[LOGO OF EATON VANCE    Investing
   APPEARS HERE]        for the
                        21st
                        Century
                                                   [PICTURE OF EARTH
                                                    APPEARS HERE]






    Semiannual Report February 28, 1998

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 DISH APPEARS HERE]

                                  EATON VANCE
                                  INFORMATION
                                   AGE FUND




                     Global Management-Global Distribution


[PICTURE OF BABY WITH
 COMPUTER APPEARS HERE]

Eaton Vance Information Age Fund as of February 28, 1998

[PHOTO OF DUNCAN W. RICHARDSON APPEARS HERE]

Duncan W. Richardson
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------

   The Markets

 . The Portfolio's high degree of flexibility benefited shareholders once again in the fall of 1997. The Fund was able to sidestep the sharp reversals in the Asian markets. Foreign investments focused predominantly on European companies in the U.K., France, and Italy. We also reduced technology holdings prior to that sector's steep fourth-quarter decline.

 . Among information sectors, media companies saw rising revenues from advertising and filmed entertainment. Meanwhile, telecommunication and Internet-related companies continued to enjoy robust sales growth. Technology stocks remained volatile due to changing product cycles and weaker Asian demand.


The Fund
--------------------------------------------------------------------------------

   Performance for the Past Six Months

 . The Fund's Class A shares had a total return of 14.3% during the six months ended February 28, 1998./1/ This return resulted from an increase in net asset value per share (NAV) to $13.08 on February 28, 1998 from $11.97 on August 31, 1997, and the reinvestment of $0.535 in capital gains distributions.

 . The Fund's Class B shares had a total return of 14.2% during the six months ended February 28, 1998./1/ This return resulted from an increase in NAV to $13.46 on February 28, 1998 from $12.31 on August 31, 1997, and the reinvestment of $0.535 in capital gains.

 . The Fund's Class C shares had a total return of 14.1% during the six months ended February 28, 1998./1/ This return resulted from an increase in NAV to $13.12 on February 28, 1998 from $12.02 on August 31, 1997, and the reinvestment of $0.535 in capital gains.

   Management Discussion of Portfolio Holdings

 .  Xerox Corp. was among the Fund's largest U.S. holdings at February 28, 1998.
   The company recently announced the introduction of new printer products and expanded production capacity for some existing lines. Xerox is uniquely positioned to take advantage of the growing workplace integration between the network and copy and print functions.

 .  Pearson, PLC was among the Portfolio's largest foreign investments. The
   British-based media conglomerate posted double-digit earnings growth in 1997, with its newspaper and television divisions enjoying especially strong advertising-related revenue growth.

 . Documentum, Inc. was a strong U.S. small-cap performer for the Portfolio. The company produces software that helps businesses integrate the vast volumes of information they input daily. Documentum has a strong customer base among manufacturing companies and financial services and has recently made a successful foray into the government sector.

 . Also among the Portfolio's foreign holdings, Alcatel Alsthom is a leading supplier of equipment, systems, and services to the telecom industry. Alcatel, which registered $14 billion in telecom-related sales last year, recently signed an agreement to provide equipment for the AT&T phone network.

 .  Satellite communication was an important theme for the Portfolio, including
   General Motors Corp., Class H. GM's Hughes Electronics subsidiary markets satellite-based systems and services, including DIRECTV. Another holding, Orbital Sciences Corp., provides launch services for satellite systems.

 .  Following a period of underperformance, cable television stocks, including
   Comcast Corp. and Telecommunications, Inc., recovered significantly in the past year. Cable companies have continued to enjoy good subscriber growth and some pricing flexibility, even amid rising competition from rival technologies.

--------------------------------------------------------------------------------

Fund Information
as of February 28, 1998

Performance/2/                                      Class A   Class B   Class C
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             26.3%     26.0%     25.0%
Life of Fund+                                        18.9      18.7      18.2


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             19.0%     21.0%     24.0%
Life of Fund+                                        16.1      17.5      18.2

+Inception Dates - Class A: 9/18/95; Class B: 9/18/95; Class C:11/22/95


Ten Largest Holdings/3/ By total net assets
--------------------------------------------------------------------------------
Misys, PLC                                              3.2%
Telecom Italia Spa                                      2.9
Pearson, PLC                                            2.7
British Telecommunications, PLC                         2.2
Energis                                                 2.1
Philips Electronics                                     2.0
Granada Group, PLC                                      1.9
Central Newspapers, Inc., Class A                       1.8
Lexmark International Group, Inc.                       1.8
Xerox Corp.                                             1.8

/1/ These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares. /2/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge as noted; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year; for Class C, returns reflect 1% CDSC. /3/ Based on market value as of 2/28/98. Ten largest holdings represent 22.4% of the Portfolio's investments. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.




--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Information Age Fund as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1998
Assets
------------------------------------------------------------------------------------------
Investment in Information Age Portfolio, at value
      (Note 1A) (identified cost, $40,079,014)                            $ 48,697,482
Receivable for Fund shares sold                                                 62,726
Tax reclaim receivable                                                          15,994
Deferred organization expenses (Note 1D)                                        67,222
------------------------------------------------------------------------------------------

Total assets                                                              $ 48,843,424
------------------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                          $     22,175
Payable to affiliate for Trustees' fees                                             30
Accrued expenses                                                                40,048
------------------------------------------------------------------------------------------

Total liabilities                                                         $     62,253
------------------------------------------------------------------------------------------

Net Assets for 3,659,756 shares of
      beneficial interest outstanding                                     $ 48,781,171
------------------------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------------------------
Paid-in capital                                                           $ 39,023,683
Accumulated undistributed net realized gain on investments
     from Porfolio (computed on the basis of identified cost)                1,464,162
Accumulated net investment loss                                               (325,142)
Net unrealized appreciation of investments from Portfolio
     (computed on the basis of identified cost)                              8,618,468
------------------------------------------------------------------------------------------

Total                                                                     $ 48,781,171
------------------------------------------------------------------------------------------


Class A Shares
------------------------------------------------------------------------------------------
Net Assets                                                                $ 13,867,277
Shares Outstanding                                                           1,060,139
Net Asset Value and Redemption Price Per Share
     (Net assets / shares of beneficial interest outstanding)             $      13.08
Offering Price Per Share
     (100/94.25 of net asset value per share)                             $      13.88
------------------------------------------------------------------------------------------


Class B Shares
------------------------------------------------------------------------------------------
Net Assets                                                                $ 32,411,236
Shares Outstanding                                                           2,408,845
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6)
     (Net assets / shares of beneficial interest outstanding)             $      13.46
------------------------------------------------------------------------------------------


Class C Shares
------------------------------------------------------------------------------------------
Net Assets                                                                $  2,502,658
Shares Outstanding                                                             190,772
Net Asset Value and Redemption Price Per Share
     (Net assets / shares of beneficial interest outstanding)             $      13.12
------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.



Statement of Operations

For the Six Months Ended
February 28, 1998
Investment Income (Note 1B)
------------------------------------------------------------------------------------------
Dividend income allocated from Portfolio
     (net of foreign taxes, $4,644)                                       $    241,095
Interest income allocated from Portfolio                                        73,609
Expenses allocated from Portfolio                                             (318,921)
------------------------------------------------------------------------------------------

Net investment loss from Porfolio                                         $     (4,217)
------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------
Management fee (Note 3)                                                   $     56,321
Compensation of Trustees not members of the
     Administrator's organization (Note 3)                                          48
Distribution and service fees (Note 5)
     Class A                                                                    31,693
     Class B                                                                   137,421
     Class C                                                                    11,710
Transfer and dividend disbursing agent fees                                     42,982
Registration fees                                                               13,712
Amortization of organization expenses (Note 1D)                                 12,838
Printing and postage                                                             7,087
Custodian fee                                                                    3,061
Legal and accounting services                                                      754
Miscellaneous                                                                    3,298
------------------------------------------------------------------------------------------

Total expenses                                                            $    320,925
------------------------------------------------------------------------------------------


Net investment loss                                                       $   (325,142)
------------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)                      $  3,370,759
     Foreign currency transactions                                             (45,067)
------------------------------------------------------------------------------------------
Net realized gain on investment transactions                              $  3,325,692
------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments                                                          $  3,085,721
     Foreign currency                                                           (1,317)
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments       $  3,084,404
------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                           $  6,410,096
------------------------------------------------------------------------------------------

Net increase in net assets from operations                                $  6,084,954
------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Information Age Fund as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                                      Six Months Ended
Increase (Decrease)                                   February 28, 1998     Year Ended
in Net Assets                                         (Unaudited)           August 31, 1997
--------------------------------------------------------------------------------------------
From operations --
     Net investment loss                                    $   (325,142)   $   (427,774)
     Net realized gain on
         investment transactions                               3,325,692       2,892,020
     Net change in unrealized
         appreciation (depreciation)
         of investments                                        3,084,404       2,299,858
--------------------------------------------------------------------------------------------
Net increase in net assets
     from operations                                        $  6,084,954    $  4,764,104
--------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
     From net realized gain on investments
         Class A                                            $   (552,895)   $         --
         Class B                                              (1,244,962)     (2,278,431)
         Class C                                                (102,337)             --
--------------------------------------------------------------------------------------------
Total distributions to shareholders                         $ (1,900,194)   $ (2,278,431)
--------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 4) --
     Proceeds from sale of shares
         Class A                                            $  1,233,102    $         --
         Class B                                               2,212,534       8,573,846
         Class C                                                 307,031              --
     Net asset value of shares issued
         to shareholders in payment of
         distributions declared
         Class A                                                 528,078              --
         Class B                                               1,150,455       2,073,164
         Class C                                                  95,882              --
     Cost of shares redeemed
         Class A                                              (1,590,549)             --
         Class B                                              (2,759,609)     (5,896,343)
         Class C                                                (257,649)             --
--------------------------------------------------------------------------------------------
Net increase in net assets from Fund
     share transactions                                     $    919,275    $  4,750,667
--------------------------------------------------------------------------------------------
Contribution from EV Traditional and
     Classic Information Age Funds                          $ 14,640,318    $         --
--------------------------------------------------------------------------------------------

Net increase in net assets                                  $ 19,744,353    $  7,236,340
--------------------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------------------
At beginning of period                                      $ 29,036,818    $ 21,800,478
--------------------------------------------------------------------------------------------
At end of period                                            $ 48,781,171    $ 29,036,818
--------------------------------------------------------------------------------------------


Accumulated
net investment loss
included in net assets
--------------------------------------------------------------------------------------------
At end of period                                            $   (325,142)   $         --
--------------------------------------------------------------------------------------------




                       See notes to financial statements

Eaton Vance Information Age Fund as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                      Six Months Ended                   Year Ended August 31,
                                                                      February 28, 1998             --------------------------------
                                                                      (Unaudited)                         1997           1996*
                                                       -------------------------------------------- --------------------------------
                                                         Class A           Class B         Class C       Class B        Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $  11.970         $  12.310       $ 12.020      $  11.040      $  10.000
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     $  (0.068)        $  (0.097)      $ (0.102)     $  (0.178)     $  (0.134)++
Net realized and unrealized gain on investments             1.713             1.782          1.737          2.490          1.174
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                            $   1.645         $   1.685       $  1.635      $   2.312      $   1.040
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                   $  (0.535)        $  (0.535)      $ (0.535)     $  (1.042)     $      --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     $  (0.535)        $  (0.535)      $ (0.535)     $  (1.042)     $      --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                        $  13.080         $  13.460       $ 13.120      $  12.310      $  11.040
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                           14.29%            14.22%         14.14%         20.79%         10.40%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)               $  13,867         $  32,411       $  2,503      $  29,037      $  21,800
Ratio of net expenses to average net assets/(2)/             2.56%+            2.99%+         3.06%+         3.19%          2.96%+
Ratio of net investment loss to average net assets          (1.14)%+          (1.58)%+       (1.66)%+       (1.67)%        (1.34)%+
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

++    Computed using average shares outstanding.

* For the period from the start of business, September 18, 1995, to August 31, 1996.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements

Eaton Vance Information Age Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Eaton Vance Information Age Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the "Trust"). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at the net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Information Age Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (83.4% at February 28, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

   D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

   F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   G Interim Financial Information -- The interim financial statements relating to February 28, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any.

   Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the record date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in

Eaton Vance Information Age Fund as of February 28, 1998 excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Management Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six month period ended February 28, 1998, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $56,321. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are directors/trustees of the above organizations. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $163 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 1998.

4  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             February 28, 1998
   Class A                                                   (Unaudited)
   -----------------------------------------------------------------------------
   Sales                                                               100,801

   Issued to shareholders electing to receive payment
    of distribution in Fund shares                                      45,289

   Redemptions                                                        (129,677)

   Issued to EV Traditional Information
    Age Shareholders                                                 1,043,726
   -----------------------------------------------------------------------------

   Net increase                                                      1,060,139
   -----------------------------------------------------------------------------

                             Six Months Ended
                             February 28, 1998                 Year Ended
   Class B                   (Unaudited)                       August 31, 1997
   -----------------------------------------------------------------------------
   Sales                               175,008                         703,921

   Issued to shareholders
    electing to receive
    payment of distribution
    in Fund shares                      95,520                         165,596

   Redemptions                        (219,716)                       (485,972)
   -----------------------------------------------------------------------------

   Net increase                         50,812                         383,545
   -----------------------------------------------------------------------------

                                                             Six Months Ended
                                                             February 28, 1998
   Class C                                                   (Unaudited)
   -----------------------------------------------------------------------------
   Sales                                                                25,207

   Issued to shareholders electing to receive payment
    of distribution in Fund shares                                       8,195

   Redemptions                                                         (21,261)

   Issued to EV Classic Information
    Age Shareholders                                                   178,631
   -----------------------------------------------------------------------------

   Net increase                                                        190,722
   -----------------------------------------------------------------------------


5  Distribution Plan
   -----------------------------------------------------------------------------
   The Fund has adopted distribution plans (Class A Plan, Class B Plan, Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets

Eaton Vance Information Age Fund as of February 28, 1998 attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $110,165 and $8,782 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended February 28, 1998, representing 0.75%, and 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At February 28, 1998, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $913,000 and $130,000 for Class B and Class C shares respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 1998 amounted to $31,693, $27,256, and $2,928 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge
   -----------------------------------------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $71,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 28, 1998.

7  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $5,834,567 and $6,343,081, for the six months ended February 28, 1998.

8  Transfer of Net Assets
   -----------------------------------------------------------------------------
   On September 1, 1997, EV Marathon Information Age Fund acquired the net assets of the EV Traditional Information Age Fund and EV Classic Information Age Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Information Age Fund, at the closing, issued 1,043,726 Class A shares and 178,631 Class C shares of the Fund having an aggregate value of $12,492,459 and $2,147,859, respectively. As a result, the Fund issued one Class A share and one Class C share for each share of EV Traditional Information Age Fund and EV Classic Information Age Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional Information Age Fund's and EV Classic Information Age Fund's net assets at the date of the transaction were $12,492,459 and $2,147,859, respectively, including $1,702,572 and $241,938 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Information Age Fund (formerly "EV Marathon Information Age Fund") were $43,677,136 with a net asset value of $11.97, $12.31 and $12.02 for Class A, Class B and Class C, respectively.

9  Name Change
   -----------------------------------------------------------------------------
   Effective September 1, 1997, EV Marathon Information Age Fund changed its name to Eaton Vance Information Age Fund.

Information Age Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

(Expressed in United States Dollars)


Common Stocks -- 94.8%


Security                                                 Shares      Value
-----------------------------------------------------------------------------------
Advertising -- 2.2%
-----------------------------------------------------------------------------------
Omnicom Group, Inc.                                        12,000    $   549,004
WPP Group PLC                                              14,000        750,754
-----------------------------------------------------------------------------------
                                                                     $ 1,299,758
-----------------------------------------------------------------------------------

Aerospace and Defense -- 2.8%
-----------------------------------------------------------------------------------
General Motors Corp., Class H                              25,000    $ 1,035,942
Vickers PLC*                                              175,000        611,375
-----------------------------------------------------------------------------------
                                                                     $ 1,647,317
-----------------------------------------------------------------------------------

Broadcasting and Cable -- 7.2%
-----------------------------------------------------------------------------------
CBS Corp.                                                   8,000    $   247,504
Comcast Corp., Class A                                     15,000        525,004
Cox Communications, Inc., Class A/(1)/                     22,000        848,379
Granada Group, PLC                                         70,000      1,099,641
Liberty Media Group, Class A                               15,000        411,567
Mediaset SpA                                              140,000        788,575
Tele-Communications, Inc./(1)/                             10,000        290,629
-----------------------------------------------------------------------------------
                                                                     $ 4,211,299
-----------------------------------------------------------------------------------

Business Services - Miscellaneous -- 2.7%
-----------------------------------------------------------------------------------
Pittston Brink's Group                                     23,000    $   888,379
Robert Half International, Inc.                            15,000        678,754
-----------------------------------------------------------------------------------
                                                                     $ 1,567,133
-----------------------------------------------------------------------------------

Communications Equipment -- 1.6%
-----------------------------------------------------------------------------------
General Instrument Corp./(1)/                              15,000    $   250,317
L.M. Ericsson Telephone Co., ADR                           15,000        679,692
-----------------------------------------------------------------------------------
                                                                     $   930,009
-----------------------------------------------------------------------------------

Communications Services -- 20.0%
-----------------------------------------------------------------------------------
Ameritech Corp.                                            10,000    $   416,879
BCE, Inc.*                                                 25,000        889,067
Bellsouth Corp.                                             9,000        549,004
Bezek                                                     250,000        597,653
British Telecommunications, PLC*                          125,000      1,263,738
City Telecom Ltd.*                                      1,218,000        165,183
Energis/(1)/*                                             150,000      1,211,211
France Telecom SA*                                         20,000        970,082
GTE Corp.                                                  10,000        541,254
Korea Mobile Telecom Corp.*                                   307        145,436
Nippon Telegraph and Telephone Corp.*                         100        919,945
Orbital Sciences Corp./(1)/                                10,000        381,254
SBC Communications, Inc.                                    7,000        529,379
Sprint Corp.                                                9,000        594,004
Telecom Italia Spa/(1)/                                   350,000      1,695,339
Telstra Corp.*                                             50,000        132,641
Videsh Sanchar Nigam Ltd., GDR*                            50,000        650,004
-----------------------------------------------------------------------------------
                                                                     $11,652,073
-----------------------------------------------------------------------------------

Computer Software -- 8.8%
-----------------------------------------------------------------------------------
Documentum, Inc./(1)/                                      22,000    $ 1,020,254
Intuit, Inc./(1)/                                           9,000        418,504
J.D. Edwards, Inc./(1)/                                    15,000        495,004
Micro Focus Group, PLC*                                    15,000        737,851
Misys, PLC*                                                42,428      1,870,287
Reynolds & Reynolds Inc., Class A                          15,000        318,754
System Software Associates, Inc./(1)/                      40,000        297,504
-----------------------------------------------------------------------------------
                                                                     $ 5,158,158
-----------------------------------------------------------------------------------

Computers and Business Equipment -- 5.7%
-----------------------------------------------------------------------------------
Cabletron Systems, Inc./(1)/                               25,000    $   387,504
EMC Corp.                                                  10,000        382,504
Flextech Holdings Ltd.*                                   507,000        431,760
Lexmark International Group, Inc./(1)/                     25,000      1,068,754
Xerox Corp.*                                               12,000      1,064,254
-----------------------------------------------------------------------------------
                                                                     $ 3,334,776
-----------------------------------------------------------------------------------

Consumer Services -- 1.0%
-----------------------------------------------------------------------------------
Cendant Corp./(1)/                                         15,000    $   562,504
-----------------------------------------------------------------------------------
                                                                     $   562,504
-----------------------------------------------------------------------------------

Drugs -- 0.5%
-----------------------------------------------------------------------------------
Genzyme Corp., Class A/(1)/                                10,000    $   295,629
-----------------------------------------------------------------------------------
                                                                     $   295,629
-----------------------------------------------------------------------------------

Electronics - Instruments -- 11.9%
-----------------------------------------------------------------------------------
Amano Corp.*                                               85,000    $   862,846
Avimo Group Ltd.*                                         400,000        594,882
Carlton Communications PLC*                                90,000        649,740
Dae Duck Electronics, Co./(1)/*                               300         23,703
Flextech Holdings Ltd./(1)/*                              126,750         42,632
Flextech Holdings Ltd. Warrants/(1)/*                     152,100         36,140

                       See notes to financial statements

Information Age Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(Expressed in United States Dollars)


Security                                                 Shares      Value
-----------------------------------------------------------------------------------

Electronics - Instruments (continued)
-----------------------------------------------------------------------------------
Martin Gruppen                                             7,500     $   310,276
Mitsubishi Electric Corp.*                               175,000         532,936
Omron Corp.                                               40,000         647,135
Philips Electronics*                                      15,000       1,166,520
Philips Electronics N.V. ADR                               5,000         389,379
Roland*                                                   40,000         672,513
Sam Young Electronics Co./(1)/*                            3,340         274,076
Toshiba Corp.*                                           160,000         718,193
-----------------------------------------------------------------------------------
                                                                     $ 6,920,971
-----------------------------------------------------------------------------------

Electronics - Semiconductors -- 2.4%
-----------------------------------------------------------------------------------
Alcatel Alsthom                                            5,000     $   650,886
Samsung Electronics*                                      13,260         767,346
-----------------------------------------------------------------------------------
                                                                     $ 1,418,232
-----------------------------------------------------------------------------------

Entertainment -- 1.7%
-----------------------------------------------------------------------------------
Sony Corp.*                                                5,000     $   452,044
Time Warner Inc.                                           8,000         540,004
-----------------------------------------------------------------------------------
                                                                     $   992,048
-----------------------------------------------------------------------------------

Information Services -- 11.4%
-----------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Class A/(1)/          20,000     $   643,754
Automatic Data Processing, Inc.                           12,000         732,754
BISYS Group, Inc./(1)/                                    25,000         928,129
Computer Sciences Corp./(1)/                               3,000         314,067
First Consulting Group, Inc./(1)/                          5,000          93,754
Forsoft Ltd.*                                             23,000         288,942
Gartner Group, Inc., Class A/(1)/                         22,000         877,254
HBO and Co.                                                5,000         270,629
Paychex, Inc.                                             15,000         774,379
Reuters Group PLC/(1)/                                    86,666         873,329
SunGard Data Systems, Inc.                                25,000         854,692
-----------------------------------------------------------------------------------
                                                                     $ 6,651,683
-----------------------------------------------------------------------------------

Investment Services -- 3.3%
-----------------------------------------------------------------------------------
Charles Schwab and Co., Inc.                              18,000     $   679,504
E*Trade Group, Inc./(1)/                                  27,000         722,254
Raymond James Financial Corp.                             13,000         518,379
-----------------------------------------------------------------------------------
                                                                     $ 1,920,137
-----------------------------------------------------------------------------------

Lodging and Gaming -- 0.6%
-----------------------------------------------------------------------------------
Silicon Gaming, Inc./(1)/                                 37,500     $   360,942
-----------------------------------------------------------------------------------
                                                                     $   360,942
-----------------------------------------------------------------------------------

Medical Products -- 0.6%
-----------------------------------------------------------------------------------
Respironics, Inc./(1)/                                    13,830     $   375,143
-----------------------------------------------------------------------------------
                                                                     $   375,143
-----------------------------------------------------------------------------------

Publishing -- 10.4%
-----------------------------------------------------------------------------------
Central Newspapers, Inc., Class A                         15,000     $ 1,071,567
Dow Jones & Co., Inc.                                     15,000         770,629
McGraw-Hill Companies, Inc.                                5,000         378,129
News Corp. Ltd.                                          150,394         954,029
Pearson, PLC*                                            105,000       1,565,922
PMP Communications Ltd./(1)/                             325,000         676,927
Springer Alex Verlag AG*                                     800         668,159
-----------------------------------------------------------------------------------
                                                                     $ 6,085,362
-----------------------------------------------------------------------------------

Total Common Stocks
     (identified cost $44,917,596)                                   $55,383,174
-----------------------------------------------------------------------------------

Commercial Paper -- 3.9%


                                               Principal
                                               Amount
Security                                       (000's omitted)       Value
-----------------------------------------------------------------------------------
General Electric Capital Corp.,
     5.68%, 3/2/98                             $     2,255           $ 2,254,288
-----------------------------------------------------------------------------------

Total Commercial Paper
     (identified cost $2,254,288)                                    $ 2,254,288
-----------------------------------------------------------------------------------

Total Investments -- 98.7%
     (identified cost $47,171,884)                                   $57,637,462
-----------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 1.3%                               $   764,748
-----------------------------------------------------------------------------------


Net Assets -- 100%                                                   $58,402,210
-----------------------------------------------------------------------------------

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
*      Foreign security.
/(1)/  Non-income producing security.


                       See notes to financial statements

Information Age Portfolio as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
     (identified cost, $47,171,884)                                 $57,637,462
Cash                                                                      1,940
Receivable for investments sold                                       1,428,179
Dividends and interest receivable                                       179,287
Deferred organization expenses (Note 1C)                                  3,344
--------------------------------------------------------------------------------
Total assets                                                        $59,250,212
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                   $   795,691
Payable for open forward foreign currency contracts (Note 6)              6,087
Payable to affiliate for Trustees' fees (Note 2)                          1,958
Accrued expenses                                                         44,266
--------------------------------------------------------------------------------
Total liabilities                                                   $   848,002
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio           $58,402,210
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $47,935,346
Net unrealized appreciation of investments and foreign currency
     (computed on the basis of identified cost)                      10,466,864
--------------------------------------------------------------------------------
Total                                                               $58,402,210
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
February 28, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $5,619)                            $   286,278
Interest income                                                          88,174
--------------------------------------------------------------------------------
Total income                                                        $   374,452
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                     $   202,062
Administration fee (Note 2)                                              67,585
Compensation of Trustees not members of the Investment
     Advisers'/Administrator's organization (Note 2)                      6,176
Custodian fee                                                           100,804
Legal and accounting services                                             4,782
Amortization of organization expenses (Note 1C)                             619
Miscellaneous                                                                73
--------------------------------------------------------------------------------
Total expenses                                                      $   382,101
--------------------------------------------------------------------------------

Net investment loss                                                 $    (7,649)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)                $ 4,012,613
     Foreign currency transactions                                      (53,904)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                        $ 3,958,709
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                            $ 3,735,098
     Foreign currency                                                      (817)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                $ 3,734,281
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                     $ 7,692,990
--------------------------------------------------------------------------------

Net increase in net assets from operations                          $ 7,685,341
--------------------------------------------------------------------------------

                       See notes to financial statements

Information Age Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                            Six Months Ended
Increase (Decrease)                         February 28, 1998   Year Ended
in Net Assets                               (Unaudited)         August 31, 1997
--------------------------------------------------------------------------------
From operations --
     Net investment loss                         $     (7,649)     $    (19,786)
     Net realized gain on
         investment transactions                    3,958,709         5,605,068
     Net change in unrealized
         appreciation (depreciation)                3,734,281         4,259,017
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                             $  7,685,341      $  9,844,299
--------------------------------------------------------------------------------
Capital transactions --
     Contributions                               $  7,314,271      $ 19,061,455
     Withdrawals                                   (7,971,346)      (20,235,195)
--------------------------------------------------------------------------------
Net decrease in net assets from
     capital transactions                        $   (657,075)     $ (1,173,740)
--------------------------------------------------------------------------------

Net increase in net assets                       $  7,028,266      $  8,670,559
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                           $ 51,373,944      $ 42,703,385
--------------------------------------------------------------------------------
At end of period                                 $ 58,402,210      $ 51,373,944
--------------------------------------------------------------------------------


                       See notes to financial statements

Information Age Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                     Six Months Ended         Year Ended August 31,
                                                     February 28, 1998   --------------------------------
                                                     (Unaudited)               1997              1996*
---------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------
Expenses                                                     1.43%+            1.48%             1.52%+
Net investment income (loss)                                (0.03)%+          (0.04)%            0.07%+
Portfolio Turnover                                          88.94%              160%              115%
---------------------------------------------------------------------------------------------------------
Average commission rate paid per share/(1)/             $  0.0172         $  0.0160         $  0.0303
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)               $  58,402         $  51,374         $  42,703
---------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, September 18, 1995, to August 31, 1996.

/(1)/ Average commission rate paid per share is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                       See notes to financial statements

Information Age Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Information Age Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio which was organized as a trust under the laws of the State of New York on September 1, 1992 seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

  C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

  F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from

Information Age Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


  fluctuations in foreign currency exchange rates are not separately disclosed.

  G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

  J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the statement of operations.

  K Interim Financial Information -- The interim financial statements relating to February 28, 1998 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Funds manangement, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM, (the Advisers) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1998 the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $202,062. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1998 the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $67,585. Except as to the Trustees of the Portfolio who are not members of the Advisers, or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

  Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 1998, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3 Investment Transactions
  ------------------------------------------------------------------------------
  Purchase and sales of investments, other than short-term obligations and purchased option transactions, aggregated $46,656,814 and $47,237,658, respectively.

Information Age Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1998, are as follows:


  Aggregate cost                                                   $ 47,171,884
  ------------------------------------------------------------------------------

  Gross unrealized appreciation                                    $ 12,113,954

  Gross unrealized depreciation                                      (1,648,376)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                      $ 10,465,578
  ------------------------------------------------------------------------------

5 Risks Associated with Foreign Investments
  ------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio did not have any open obligations under these financial instruments at February 28, 1998.

7 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended February 28, 1998.

Eaton Vance Information Age Fund as of February 28, 1998

INVESTMENT MANAGEMENT


Eaton Vance Information Age Fund


Officers
James B. Hawkes
President and Trustee

M. Dozier Gardner
Vice President

William D. Burt
Vice President

Barclay Tittmann
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Information Age Portfolio


Officers
James B. Hawkes
President and Trustee

Michel Normandeau
Vice President

Raymond O'Neill
Vice President

Duncan W. Richardson
Vice President and
Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President, Trustee and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Independent Trustees
Hon. Edward K.Y. Chen
Professor and Director, Center for Asian Studies,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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Sponsor and Manager of Eaton Vance Information Age
Fund and Administrator of Information Age Portfolio
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Co-Advisor of Information Age Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Lloyd George Investment Management (Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group, Inc.
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122





Eaton Vance Information Age Fund
24 Federal Street
Boston, MA 02110




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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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